UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           10/14/05
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       68
                                         -------------
Form 13F Information Table Value Total:    1,812,672
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                                          (thousands)

List of Other Included Managers:

      NONE
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
                                                    FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------  -------- -------- --------
Allied Capital Corp.      COM             01903Q108     47460   1657712  SH         SOLE                1657712
AmSurg Corp               COM             03232p405      8967    327751  SH         SOLE                 327751
American Express Co.      COM             025816109      3536     61565  SH         SOLE                  61565
American Power Conv       COM             029066107     21241    819785  SH         SOLE                 819785
Ameriprise Financial      COM             03076c106       448     12513  SH         SOLE                  12513
Barr Pharmaceuticals      COM             068306109     37596    684566  SH         SOLE                 684566
Berkshire Hathaway A      COM             084670108     41492       506  SH         SOLE                    506
Berkshire Hathaway B      COM             084670207     12082      4424  SH         SOLE                   4424
Brown & Brown Inc.        COM             115236101     59544   1198318  SH         SOLE                1198318
CDW Corporation           COM             12512n105     34834    591201  SH         SOLE                 591201
CSS Industries Inc        COM             125906107     11984    368506  SH         SOLE                 368506
Carmax                    COM             143130102     28718    918392  SH         SOLE                 918392
Cognex Corporation        COM             192422103      3107    103312  SH         SOLE                 103312
Commonwealth Tel.         COM             203349105     29494    782328  SH         SOLE                 782328
Conmed Corp               COM             207410101       218      7837  SH         SOLE                   7837
Courier Corp              COM             222660102      8372    223837  SH         SOLE                 223837
Donaldson Co., Inc.       COM             257651109     17184    562851  SH         SOLE                 562851
Ethan Allen Interiors     COM             297602104     53704   1713061  SH         SOLE                1713061
Federated Investors       COM             314211103     68403   2058466  SH         SOLE                2058466
Florida Rock Industries   COM             341140101     14646    228525  SH         SOLE                 228525
Forest City               COM             345550107     22860    600001  SH         SOLE                 600001
Forest Laboratories Inc.  COM             345838106     10587    271675  SH         SOLE                 271675
Franklin Resources        COM             354613101      6888     82034  SH         SOLE                  82034
General Electric Co       COM             369604103       510     15142  SH         SOLE                  15142
Gentex Corp               COM             371901109     39095   2246826  SH         SOLE                2246826
Graco                     COM             384109104      6247    182226  SH         SOLE                 182226
H&R Block Inc.            COM             093671105     36221   1510468  SH         SOLE                1510468
Heartland Express         COM             422347104     32295   1589313  SH         SOLE                1589313
Hickory Tech Corp         COM             429060106      8606    977923  SH         SOLE                 977923
Idex Corporation          COM             45167R104     51281   1205192  SH         SOLE                1205192
Int'l Speedway            COM             460335201     51753    986343  SH         SOLE                 986343
John Wiley & Sons         COM             968223206     46680   1118357  SH         SOLE                1118357
Jones Apparel Group       COM             480074103      5871    206000  SH         SOLE                 206000
Kaydon Corp               COM             486587108     44093   1552021  SH         SOLE                1552021
Lincare Holdings Inc      COM             532791100     33250    809999  SH         SOLE                 809999
Littelfuse Inc.           COM             537008104     17459    620660  SH         SOLE                 620660
Liz Claiborne             COM             539320101     56522   1437482  SH         SOLE                1437482
M & T Bank Corp           COM             55261F104     18352    173603  SH         SOLE                 173603
Markel Corp               COM             570535104     30846     93332  SH         SOLE                  93332
Martin Marietta Mat       COM             573284106     48477    617854  SH         SOLE                 617854
McGrath Rentcorp          COM             580589109      5822    205501  SH         SOLE                 205501
Meredith Corp             COM             589433101     16866    338065  SH         SOLE                 338065
Mohawk Industries         COM             608190104     31252    389436  SH         SOLE                 389436
Montpelier Re             COM             g62185106     19682    792016  SH         SOLE                 792016
NBT Bancorp Inc.          COM             628778102       495     21011  SH         SOLE                  21011
North Fork Bancorp        COM             659424105     52903   2074631  SH         SOLE                2074631
Outback Steakhouse        COM             689899102     49409   1349962  SH         SOLE                1349962
Pediatrix Medical Group   COM             705324101     14762    192167  SH         SOLE                 192167
Protective Life Corp.     COM             743674103     43655   1060102  SH         SOLE                1060102
Reynolds & Reynolds       COM             761695105      4671    170400  SH         SOLE                 170400
Ross Stores Inc.          COM             778296103     57068   2407921  SH         SOLE                2407921
SCP Pool Corporation      COM             784028102     32367    926628  SH         SOLE                 926628
Scientific Atlanta Inc    COM             808655104     48249   1286301  SH         SOLE                1286301
Servicemaster Co.         COM             81760N109       594     43848  SH         SOLE                  43848
TCF Financial             COM             872275102     44403   1659934  SH         SOLE                1659934
TD Banknorth - New        COM             87235a101      5540    183825  SH         SOLE                 183825
Tennant Co.               COM             880345103       574     14000  SH         SOLE                  14000
Trustco Bank Corp         COM             898349105       458     36552  SH         SOLE                  36552
US Bancorp                COM             902973304       224      7994  SH         SOLE                   7994
Vulcan Materials          COM             929160109     58456    787713  SH         SOLE                 787713
Watson Pharmaceuticals    COM             942683103     31824    869278  SH         SOLE                 869278
Westamerica Bank          COM             957090103     18648    361051  SH         SOLE                 361051
White Mtns Insurance      COM             G9618E107    107006    177163  SH         SOLE                 177163
Whole Foods Mkt Inc.      COM             966837106      6870     51100  SH         SOLE                  51100
Winnebago                 COM             974637100     30138   1040326  SH         SOLE                1040326
Yankee Candle Co          COM             984757104      1101     44951  SH         SOLE                  44951
Yum Brands                COM             988498101     39883    823869  SH         SOLE                 823869
Zebra Technologies A      COM             989207105     18829    481694  SH         SOLE                 481694